Annual Total Returns (Bar Chart) (Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, Series II shares, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund | Series II shares, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Annual Total Returns
'01	(2.04%)
'02	(16.21%)
'03	36.87%
'04	16.33%
'05	7.57%
'06	15.34%
'07	1.23%
'08	(40.19%)
'09	44.79%
'10	21.19%